UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)         (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

WarCap Unconstrained Equity ETF Tailored Shareholder Report

WarCap Unconstrained Equity ETF

Ticker: WCAP (Listed on NYSE Arca)

annual shareholder report July 31, 2026

This annual shareholder report contains important information about the WarCap Unconstrained Equity ETF (the "Fund") for the period September 11, 2025 (commencement of operations) to July 31, 2026. You can find additional information about the Fund at https://etfpages.com/WCAP. You can also request this information by contacting us at 800‑773‑3863.

s

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WarCap Unconstrained Equity ETF	$85¹	1.00%²
¹	Based on operations for the period September 11, 2025 (commencement of operations) to July 31, 2026. Expenses for the full fiscal year would be higher.
²	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.

How did the Fund perform last year?

For the period September 11, 2025 (commencement of operations) to July 31, 2026, the Fund returned -8.77%. The Fund underperformed its benchmark, the S&P 500® Index, which returned 14.66% for the same period.

What factors influenced the Fund's performance?

During the period, escalating conflict between the U.S., Israel, and Iran beginning in late February 2026 disrupted oil markets and pushed Treasury yields higher, leading the Fund to hold elevated cash as a precaution. This backdrop weighed on capital-intensive, rate-sensitive holdings such as utilities and semiconductors, while continued AI-driven demand, a favorable rate environment for custody and asset-servicing financials, and earnings strength in select healthcare names helped offset the volatility. Conditions stabilized after an April ceasefire, and stock selection again drove results.

Securities That Added to Performance

Microsoft (MSFT) – Benefited from accelerating Azure growth and continued AI infrastructure demand.

Amgen (AMGN) – Lifted by obesity-drug pipeline progress and a raised earnings outlook.

BNY (BNY) – Supported by a favorable rate environment and strong fee-based results.

Securities That Detracted from Performance

Meta (META) – Pressured by war-driven risk-off sentiment and company-specific legal setbacks.

NextEra Energy (NEE) – Weighed down by rate sensitivity amid rising Treasury yields.

Advanced Micro Devices, Inc. (AMD) - Hurt by higher yields and oil-driven pressure on semiconductor valuations.

How has the Fund performed since inception?

The following graph compares the initial and subsequent account values from September 11, 2025 (commencement of operations) to July 31, 2026. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index for the same period.

WCAP - $9,125
S&P 500 Total Return Index - $11,467
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
09/11/2025
09/30/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026
07/31/2026

Average Annual Total Returns

(as of July 31, 2026)	Since Inception (9/11/2025)
WarCap Unconstrained Equity ETF	-8.77%
S&P 500® Index	14.66%

Visit https://etfpages.com/WCAP for more recent performance information.

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

WarCap Unconstrained Equity ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Net Assets	$61,010,515
Number of Holdings	46
Net Advisory Fee	$261,152
Portfolio Turnover Rate	500.93%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown (% of net assets)

Technology
26.4%
Financials
14.4%
Exchange-Traded Funds
10.0%
Communications
7.9%
Health Care
7.8%
Industrials
7.2%
Consumer Discretionary
7.1%
Consumer Staples
6.0%
Energy
6.0%
Utilities
4.2%
Other Assets
3.0%

Top Ten Holdings	(% of net assets)
Microsoft Corp	6.0%
Alphabet Inc	5.8%
First Trust SMID Cap Rising Dividend Achievers ETF	5.0%
iShares MSCI ACWI ex U.S. ETF	5.0%
NVIDIA Corp	4.9%
Amazon.com Inc	4.4%
NextEra Energy Inc	4.2%
Broadcom Inc	4.1%
Apple Inc	3.5%
The Bank of New York Mellon Corp	2.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/WCAP.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(e)	Not applicable.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 19(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

Audit fees billed for the WarCap Unconstrained Equity ETF (the “Fund”) for the initial fiscal year are reflected in the tables below.

For the initial fiscal year ended July 31, 2026, these amounts represent aggregate fees billed for professional services rendered by the Accountant in connection with the audit of the Fund’s annual financial statements and for services that are normally provided by the Accountant in connection with the Fund’s statutory and regulatory filings for that fiscal year.

Fund	July 31, 2026
WarCap Unconstrained Equity ETF	$12,000

(b)	Audit-Related Fees

There were no additional fees billed in the initial fiscal year ended July 31, 2026, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

There were no additional fees billed in the initial fiscal year ended July 31, 2026, for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

These amounts represent the aggregate fees billed in the initial fiscal year ended July 31, 2026, for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	July 31, 2026
WarCap Unconstrained Equity ETF	$3,000

(d)	All Other Fees

There were no other fees billed in the initial fiscal year ended July 31, 2026, for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	The Fund’s Board of Trustees pre-approved the engagement of the Accountant for the initial fiscal year ended July 31, 2026, at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the Fund and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the Fund’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund if the engagement relates directly to the operations and financial reporting of the Fund.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the initial fiscal year ended July 31, 2026, are reflected in the table below. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment advisor, or any other entity controlling, controlled by, or under common control with the Fund’s investment advisor for the initial fiscal year ended July 31, 2026.

Fund	July 31, 2026
WarCap Unconstrained Equity ETF	$3,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Fund is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The Fund’s audit committee members are Thomas R. Galloway and Jesse S. Eberdt, III.

(b)	Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements

As of July 31, 2026

WarCap Unconstrained Equity ETF

The financial statements and other information contained herein are submitted for the general information of the shareholders of the WarCap Unconstrained Equity ETF (the “Fund” or the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Schedule of Investments
As of July 31, 2026

	Shares	Value
Common Stocks – 86.88%
Communications - 7.87%
Alphabet Inc	9,888	$3,521,413
Meta Platforms Inc	2,100	1,169,091
Space Exploration Technologies Corp (a)	1,000	108,370
		4,798,874
Consumer Discretionary - 7.13%
Amazon.com Inc (a)	9,888	2,685,383
Live Nation Entertainment Inc (a)	3,490	607,714
Marriott International Inc/MD	1,996	744,169
Tesla Inc (a)	1,000	311,210
		4,348,476
Consumer Staples - 6.01%
Coca-Cola Co/The	9,972	873,447
Costco Wholesale Corp	1,346	1,281,244
Philip Morris International Inc	1,996	380,877
Walmart Inc	10,190	1,133,128
		3,668,696
Energy - 5.96%
Chevron Corp	4,986	981,394
ExxonMobil Holdings Corp	9,972	1,550,048
First Solar Inc (a)	5,244	1,106,641
		3,638,083
Financials - 14.35%
American Express Co	2,992	1,006,060
Bank of New York Mellon Corp/The	10,000	1,563,300
Blackrock Inc	1,000	1,090,390
Chubb Ltd	3,990	1,399,213
Goldman Sachs Group Inc/The	1,198	1,220,019
Mastercard Inc	2,494	1,429,311
Morgan Stanley	4,986	1,049,154
		8,757,447
Health Care - 7.78%
AbbVie Inc	3,990	1,001,251
Amgen Inc	3,490	1,344,208
Eli Lilly & Co	998	1,146,542
Johnson & Johnson	2,476	634,723
UnitedHealth Group Inc	1,496	619,942
		4,746,666
Industrials - 7.18%
Caterpillar Inc	998	813,180
GE Vernova Inc	500	495,145
General Electric Co	2,992	1,077,329
Parker-Hannifin Corp	600	585,918
Union Pacific Corp	3,990	1,165,599
Vertiv Holdings Co	998	241,087
		4,378,258
Technology - 26.38%
Advanced Micro Devices Inc (a)	1,384	658,992
Apple Inc	7,000	2,162,370
Applied Materials Inc	992	503,609
Broadcom Inc	6,428	2,502,292
Cisco Systems Inc	3,960	459,320
Micron Technology Inc	1,198	985,990

See Notes to Financial Statements

Schedule of Investments (continued)
As of July 31, 2026

	Shares	Value
Technology (continued)
Microsoft Corp	7,930	$3,685,230
NVIDIA Corp	14,956	3,002,417
Oracle Corp	6,986	907,272
Palantir Technologies Inc (a)	4,577	563,246
Palo Alto Networks Inc (a)	1,990	660,342
		16,091,080
Utilities - 4.22%
NextEra Energy Inc	29,648	2,577,004
Total Common Stocks (Cost $52,828,491)		53,004,584

Exchange-Traded Funds - 9.99%
First Trust SMID Cap Rising Dividend Achievers ETF	69,792	3,055,494
iShares MSCI ACWI ex U.S. ETF	40,420	3,041,605
Total Exchange-Traded Funds (Cost $6,053,369)		6,097,099

Investments, at Value (Cost $58,881,860) - 96.87%		59,101,683
Other Assets Less Liabilities - 3.13%		1,908,832
Net Assets - 100.00%		$61,010,515

(a) Non-income producing security

See Notes to Financial Statements

Statement of Assets and Liabilities
As of July 31, 2026

Assets:
Investments, at value	$59,101,683
Cash	2,242,090
Receivables:
Dividends	19,049
Interest	13,446
Total assets	61,376,268
Liabilities:
Payables:
Investments purchased	301,425
Accrued expenses:
Advisory fees	30,895
Professional fees	20,031
Trustee fees and meeting expenses	1,678
Operational expenses	11,350
Other expenses	374
Total liabilities	365,753
Total Net Assets	$61,010,515
Net Assets Consist of:
Paid in capital	64,884,142
Accumulated deficit	(3,873,627)
Total Net Assets	$61,010,515
Capital Shares Outstanding, no par value
(unlimited authorized shares)	6,688,547
Net Asset Value, Per Share	$9.12
Investments, at cost	$58,881,860

See Notes to Financial Statements

Statement of Operations
For the fiscal period ended July 31, 2026 (a)

Investment Income:
Dividends	$392,939
Interest	$155,803
Total Investment Income	548,742
Expenses:
Advisory fees	383,378
Administration fees	32,197
Professional fees	29,726
Custody fees	11,608
Distribution fees	25,834
Compliance fees	41,650
Fund Accounting Fee	23,559
Transfer agent fees	32,225
Shareholder fulfillment fees	1,006
Trustee fees and meeting expenses	6,804
Security pricing fees	7,771
Insurance fees	950
Registration and filing expenses	972
Other expenses	3,768
Total Expenses	601,448
Fees waived by Advisor	(122,226)
Net Expenses	479,222
Net Investment Income	69,520
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(6,528,937)
In-kind transactions	1,445,549
Total net realized loss	(5,083,388)
Net change in unrealized appreciation on investments	219,823
Net Realized and Unrealized Gain (Loss) on Investments	(4,863,565)
Net Decrease in Net Assets Resulting from Operations	(4,794,045)

(a) The Fund commenced operations on September 11, 2025

See Notes to Financial Statements

Statements of Changes in Net Assets
For the fiscal period ended July 31, 2026 (a)

Operations:
Net investment income	$69,520
Net realized loss from investment transactions	(5,083,388)
Net change in unrealized appreciation on investments	219,823
Net Decrease in Net Assets Resulting from Operations	(4,794,045)
Distributions to Shareholders From Distributable Earnings	(19,183)
Capital Share Transactions:
Shares sold	88,022,779
Shares repurchased	(22,199,036)
Net Increase in Net Assets Resulting from Capital Share Transactions	65,823,743
Net Increase in Net Assets	61,010,515
Net Assets:
Beginning of Period	—
End of Period	$61,010,515
Share Information:
Shares sold	8,968,547
Shares repurchased	(2,280,000)
Net Increase in Capital Shares	6,688,547

(a) The Fund commenced operations on September 11, 2025.

See Notes to Financial Statements

Financial Highlights

For a share outstanding during the period ended	July 31, 2026 (d)

Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net investment income (a)	0.01
Net realized and unrealized gain (loss) on investments	(0.89)
Total from Investment Operations	(0.88)
Less Distributions from:
Net investment income (e)	(0.00)
Total Distributions	(0.00)
Net Asset Value, End of Period	$9.12
Total Return	(8.77	)%(c)
Net Assets, End of Period (in thousands)	$61,011
Ratios of:
Gross Expenses to Average Net Assets (f)	1.25	%(b)
Net Expenses to Average Net Assets (f)	1.00	%(b)
Net Investment Income to Average Net Assets (f)	0.14	%(b)
Portfolio turnover rate	500.93	%(c)

(a)	Calculated using the average shares method.
(b)	Annualized
(c)	Not annualized
(d)	The Fund commenced operations on September 11, 2025
(e)	Less than $0.005 per share
(f)	Does not include expenses of the investment companies in which the Fund invests in.

See Notes to Financial Statements

Notes to Financial Statements

As of July 31, 2026

1.	Organization and Significant Accounting Policies

The WarCap Unconstrained Equity ETF, an actively managed exchange-traded fund (the “Fund” or “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on September 11, 2025. The ETF seeks to achieve long-term growth of capital as an investment objective. The ETF intends to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equities.

As part of the Fund’s commencement of operations, the Fund received an in-kind contribution from the Advisor, which consisted of $30,185,470 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities was $20,574,361, resulting in net unrealized appreciation on investments of $9,611,109 as of that date. As a result of the in-kind contribution, the Fund issued 3,018,547 shares at a $10.00 per share net asset value.

The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Paralel Distributors LLC (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the ticker symbol WCAP, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than NAV (premium) or less than NAV (discount).

Creation Transaction Fees

A fixed creation transaction fee of $250 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Warren Capital Management, Inc. d/b/a Warren Capital Group (the “Advisor”), who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights. Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Investment Valuation

The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. An ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent an ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of an ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by an ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are believed in good faith by the fair value designee to be deemed unreliable, such as when a security’s value or meaningful portion of an ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Notes to Financial Statements

As of July 31, 2026

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the ETF’s net asset value is not calculated and on which the ETF’s does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the ETF's investments. These inputs are summarized in the three broad levels listed below:

Level 1:  Unadjusted quoted prices in active markets for identical securities assets or liabilities that the ETF has the ability to access.

Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:   Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the ETF’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of July 31, 2026, for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3 (a)
Assets
Common Stocks*	$53,004,584	$53,004,584	$—	$—
Exchange-Traded Funds*	6,097,099	6,097,099	—	—
Total Assets	$59,101,683	$59,101,683	$—	$—

*Refer to the Schedule of Investments for a breakdown by July 31, 2026.

(a) The ETF had no Level 3 securities during the fiscal year ended July 31, 2026.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Notes to Financial Statements

As of July 31, 2026

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

Dividends from net investment income, if any, are declared and paid on an annual basis for the ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the ETF as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Notes to Financial Statements

As of July 31, 2026

ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

▪	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

▪	The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

▪	In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Investment Risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Notes to Financial Statements

As of July 31, 2026

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Fund pays the Advisor a monthly management fee equal to the annual rate of 0.80% of the ETF’s average daily net assets. For the fiscal year ended July 31, 2026, the Advisor earned $383,378 in advisory fees, of which the advisor waived $122,226 which may be recouped by July 31, 2029.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust under which it has agreed to waive or reduce its management fee and assume other expenses of the ETF, if necessary, in an amount that limits the ETF’s Total Annual Fund Operating Expenses to not more than 1.00% of the average daily net assets of the ETF (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)). This contractual arrangement is in effect through November 30, 2026, unless earlier terminated by the Board of Trustees for any reason at any time. These fee waivers and expense reimbursements are subject to possible recoupment from the ETF in future years (within the three years from the date the fees had been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or those in place at the time of recapture.

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. The Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per ETF each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the ETF closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal year ended July 31, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$254,815,508	$244,164,342	$—	$—	$73,799,729	$20,485,647

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF's tax positions to be taken on the federal income tax returns for the fiscal year ended July 31, 2026 and determined that the ETF does not have a liability for uncertain tax positions. The ETF recognizes interest and penalties, if any related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the fiscal year ended July 31, 2026, the ETF did not incur any interest or penalties.

Distributions during the fiscal year ended July 31, 2026 were characterized for tax purposes as follows:

Ordinary Income	$19,183

Reclassifications relate primarily to differing book/tax treatment of realized capital gains and redemptions in kind adjustments and have no impact on the net assets of the ETF.

Notes to Financial Statements

As of July 31, 2026

For the fiscal year ended July 31, 2026, the following reclassifications were necessary:

Distributable Earnings (Accumulated Deficit)	$939,601
Paid In Capital	(939,601)

At July 31, 2026, the tax-basis cost of investments and components of distributable earnings (accumulated deficit) were as follows:

Cost of Investments	$58,881,860
Gross Unrealized Appreciation	1,972,771
Gross Unrealized Depreciation	(1,752,948)
Net Unrealized Appreciation (Depreciation)	219,823

Undistributed Net Investment Income	50,337
Capital Loss Carryover - Long Term	(4,143,787)
Distributable Earnings (Accumulated Deficit)	$(3,873,627)

Capital Loss Carryovers

Accumulated capital losses noted above represent net capital loss carryovers as of July 31, 2026, that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The capital loss carryovers have no expiration date.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

8.	Recently Adopted Accounting Pronouncement

The following disclosure is applicable to the ETF: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. ETF’s Management has determined that there is no impact to the ETF’s financial statements.

9.	Concentration of Risk

At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. The ETF may have cash and cash equivalents on deposits with the custodian, which at times, may exceed federally insured ("FDIC") limits.

10.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Spinnaker ETF Series

and the Shareholders of WarCap Unconstrained Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of WarCap Unconstrained Equity ETF (the “Fund”), a series of Spinnaker ETF Series (the “Trust”), including the schedule of investments, as of July 31, 2026, the related statement of operations, the statement of changes in net assets and financial highlights for the period of September 11, 2025 (commencement of operations) to July 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations, the changes in its net assets and the financial highlights for the period of September 11, 2025 (commencement of operations) to July 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2024.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

September 25, 2026

Additional Information (unaudited)

As of July 31, 2026

Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s fiscal year ended July 31, 2026.

See the Federal Income Tax section of the Notes to Financial Statements for the fiscal year distribution information.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2027, to determine the calendar year amounts to be included in their 2026 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the ETF.

Changes In and Disagreements with Accountants (N-CSR Item 8)

There were no changes in, or disagreements with, the accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)

Not applicable

Disclosures for Open-End Management Investment Companies (N-CSR Item 10)

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $6,456. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

The Advisory Agreement was approved last year for an initial period of 2 years, thus it will not be renewed till next year.

Approval of Investment Advisory Agreements (N-CSR Item 11)

Not applicable.

WarCap Unconstrained Equity ETF

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at https://warcap.com/wcap or by calling 800-773-3863. The prospectus should be read carefully before investing.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: October 5, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: October 5, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Marilou Kruse
Date: October 5, 2026	Marilou Kruse Treasurer, Principal Accounting Officer, and Principal Financial Officer